Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Principles of Consolidation and Basis of Presentation

Principles of Consolidation and Basis of Presentation

CNH Industrial has prepared the accompanying consolidated financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The consolidated financial statements include CNH Industrial N.V. and its consolidated subsidiaries. The consolidated financial statements are expressed in U.S. dollars and, unless otherwise indicated, all financial data set forth in these consolidated financial statements are expressed in U.S. dollars. The consolidated financial statements include the accounts of CNH Industrial’s subsidiaries in which CNH Industrial has a controlling financial interest, and reflect the noncontrolling interests of the minority owners of the subsidiaries that are not fully owned for the periods presented, as applicable. A controlling financial interest may exist based on ownership of a majority of the voting interest of an entity or based on CNH Industrial’s determination that it is the primary beneficiary of a variable interest entity (“VIE”). The primary beneficiary of a VIE is the party that has the power to direct the activities that most significantly impact the economic performance of the entity and the obligation to absorb losses or the right to receive benefits that could potentially be significant to the entity. The Company assesses whether it is the primary beneficiary on an ongoing basis, as prescribed by the accounting guidance on the consolidation of VIEs. The consolidated status of the VIEs with which the Company is involved may change as a result of such reassessments.

Certain prior period balances have been reclassified to conform to the current period presentation resulting from the adoption of new accounting pronouncements.

Investments in unconsolidated subsidiaries and affiliates are accounted for using the equity method when CNH Industrial does not have a controlling interest, but exercises significant influence. Under this method, the investment is initially recorded at cost and is increased or decreased by CNH Industrial’s proportionate share of the entity’s respective net income or loss. Dividends received from these entities reduce the carrying value of the investments.

Business Combinations

Business Combinations

Business combinations are accounted for by applying the acquisition method. Under this method, the consideration transferred in a business combination is measured at fair value, which is calculated as the sum of the acquisition-date fair values of the assets transferred and liabilities assumed by the Company and the equity interests issued in exchange for control of the acquiree. Acquisition-related costs are generally recognized in profit or loss as incurred.

There were no significant business combinations in 2015 or 2016.

Use of Estimates in the Preparation of Financial Statements

Use of Estimates in the Preparation of Financial Statements

The preparation of consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities, and reported amounts of revenues and expenses. Significant estimates in these consolidated financial statements include the realizable value of property, plant and equipment, goodwill and other intangibles; residual values of equipment on operating leases; allowance for credit losses; tax contingencies; liabilities for warranties; sales allowances; and assets and obligations related to employee benefits. Actual results could differ from these estimates.

Revenue Recognition

Revenue Recognition

Industrial Activities record sales of equipment and replacement parts when title and all risks of ownership have transferred to the independent dealer or other customer according to the terms of sale, generally upon shipment or delivery of goods. Revenue for certain transactions is recognized when the special order goods are available for a limited pickup period when requested in advance by a qualifying customer and risks and rewards of ownership have transferred. Dealers may not return equipment while the applicable dealer contract remains in place. Replacement parts may be returned on a limited basis. In the U.S. and Canada, if a dealer contract is terminated for any reason, CNH Industrial may be obligated to repurchase new equipment from the dealer.

For all sales, no significant uncertainty exists surrounding the purchaser’s obligation to pay for the equipment and replacement parts. CNH Industrial records appropriate allowance for credit losses and anticipated returns as necessary. Receivables are due upon the earlier of payment terms discussed below or sale to the retail customer. Fixed payment schedules exist for all sales to dealers, but payment terms vary by geographic market and product line. In connection with these payment terms, CNH Industrial offers wholesale financing to many of its dealers including “interest-free” financing for specified periods of time which also vary by geographic market and product line. Interest is charged to dealers after the end of the “interest-free” period. Sales to dealers that do not qualify for an “interest-free” period are generally subject to payment terms of 30 days or less.

New vehicle sales with a buy-back commitment are not recognized at the time of delivery but are accounted for as operating leases. More specifically, vehicles sold with a buy-back commitment by Commercial Vehicles are accounted for as property, plant and equipment because agreements usually have a long-term buy-back commitment. The difference between the carrying value (corresponding to the manufacturing cost) and the estimated resale value (net of refurbishing costs) at the end of the buy-back period is depreciated on a straight-line basis over the same period. The initial sale price received is recognized as an advance payment in “Other liabilities”. The difference between the initial sale price and the buy-back price is recognized as rental revenue on a straight-line basis over the term of the operating lease.

Revenues from the sale of extended warranties and maintenance contracts are recognized over the life of the contract and matched to related costs. Given their nature, profit on these contracts is recognized only when all associated costs can be estimated reliably, which is generally in the final period of the contractual term. In the event that estimated costs to fulfill the contract obligations exceed contract revenues, the estimated contract loss is recognized as soon as it is identified and recorded in “Other liabilities.”

Shipping and other transportation costs are recorded in “Cost of goods sold.”

Finance and interest income on retail and other notes receivables and finance leases is recorded using the effective yield method. Deferred costs on the origination of financing receivables are recognized as a reduction in finance revenue over the expected lives of the receivables using the effective yield method. Recognition of income on loans is suspended when management determines that collection of future income is not probable or when an account becomes 120 days delinquent, whichever occurs earlier. Interest accrual is resumed when and if the receivable becomes contractually current and collection becomes probable. Previously suspended income is recognized at that time. The Company applies cash received on nonaccrual financing receivables to first reduce any unrecognized interest and then the recorded investment and any other fees. Receivables are considered past due if the required principal and interest payments have not been received as of the date such payments were due. Delinquency is reported on receivables greater than 30 days past due. Charge-offs of principal amounts of receivables outstanding are deducted from the allowance at the point when it is determined to be probable that all amounts due will not be collected.

Income from operating leases is recognized over the term of the lease on a straight-line basis.

Sales Allowances

Sales Allowances

CNH Industrial grants certain sales incentives to support sales of its products to retail customers. The expense for such incentive programs is recorded as a deduction in arriving at the net sales amount at the time of the sale of the product to the dealer. The expense for new programs is accrued at the inception of the program. The amounts of incentives to be paid are estimated based upon historical data, estimated future market demand for products, field inventory levels, announced incentive programs, competitive pricing and interest rates, among other things.

Warranty Costs

Warranty Costs

At the time a sale of equipment or parts to a dealer is recognized, CNH Industrial records the estimated future warranty costs for the product, primarily basic warranty coverage. CNH Industrial determines its total warranty liability by applying historical claims rate experience, while considering specific contractual terms, to the park of equipment that has been sold and is still under warranty. Campaigns are formal post-production modification programs approved by management. The liabilities for such programs are recognized when approved, based on an estimate of the total cost of the program.

Advertising

Advertising

CNH Industrial expenses advertising costs as incurred. Advertising expense totaled $145 million, $155 million, and $218 million for the years ended December 31, 2016, 2015, and 2014, respectively.

Research and Development	Research and Development Research and development costs are expensed as incurred.
Borrowing Costs

Borrowing Costs

Borrowing costs that are directly attributable to the acquisition, construction or production of qualifying assets, which are assets that necessarily take a substantial period of time to get ready for their intended use or sale, are capitalized and amortized over the useful life of the class of assets to which they refer.

All other borrowing costs are expensed when incurred.

Government Grants

Government Grants

Government grants are recognized in the financial statements when there is reasonable assurance that the company concerned will comply with the conditions for receiving such grants and that the grants themselves will be received. Government grants are recognized as income over the periods necessary to match them with the related costs which they are intended to offset.

The benefit of a government loan at a below-market rate of interest is treated as a government grant. The benefit of the below-market rate of interest is measured as the difference between the initial carrying amount of the loan (fair value plus transaction costs) and the proceeds received, and is accounted for in accordance with the policies already used for the recognition of government grants.

Foreign Currency

Foreign Currency

Certain of CNH Industrial’s non-U.S. subsidiaries and affiliates maintain their books and accounting records using local currency as the functional currency. Assets and liabilities of these non-U.S. subsidiaries are translated into U.S. dollars at period-end exchange rates, and net exchange gains or losses resulting from such translation are included in “Accumulated other comprehensive income (loss)” in the accompanying consolidated balance sheets. Income and expense accounts of these non-U.S. subsidiaries are translated at the average exchange rates for the period. Gains and losses from foreign currency transactions are included in net income in the period during which they arise. Net foreign currency transaction gains and losses are reflected in “Other, net” in the accompanying consolidated statements of operations. For the years ended December 31, 2016, 2015, and 2014, the Company recorded a net gain of $50 million, a net loss $581 million, and a net loss of $340 million, respectively. Included in the net gain (loss) in 2016, 2015, and 2014 were the re-measurement charges of $27 million, $150 million, and $71 million, respectively, on the Venezuelan bolivar fuerte (“Bs.F., or “bolivars”) rate described below, as well as a charge of $22 million and $40 million due to the devaluation of net monetary assets of Argentinian subsidiaries in 2016 and 2015. As described in “Note 14: Financial Instruments”, the Company uses hedging instruments to mitigate foreign currency risk. Net of the gains realized on foreign currency hedging instruments, the Company recorded a loss of $149 million, $289 million, and $132 million for the three years ended December 31, 2016, 2015, and 2014, respectively.

The functional currency of CNH Industrial’s Venezuelan subsidiary is the U.S. dollar. At the end of each period, CNH Industrial re-measures the net monetary assets of its Venezuelan subsidiary from the bolivars to the U.S. dollar at the rate it believes is legally available to the Company.

In January 2014, the Venezuelan government enacted changes affecting the country’s currency exchange and other controls, and established a new foreign currency administration, the National Center for Foreign Commerce (“CENCOEX”). CENCOEX assumed control of the sale and purchase of foreign currency in Venezuela, and established the official exchange rate of 6.3 bolivars to 1.0 U.S. dollar. Additionally, the government expanded the types of transactions that may be subject to the weekly auction mechanism under SICAD I. For a period of time, the Venezuelan government announced plans for SICAD II, which was intended to more closely resemble a market-driven exchange.

In February 2015, the Venezuelan government announced that the two previously used currency conversion mechanisms (SICAD I and SICAD II) had been merged into a single mechanism called SICAD and introduced a new open market exchange rate system, SIMADI. The changes created a three-tiered system. In the third quarter of 2015, due to progressively deteriorating economic conditions in Venezuela, management determined that the SIMADI rate was the most appropriate legally available rate and remeasured the net monetary assets of CNH Industrial’s Venezuelan subsidiary, resulting in a pre- and after-tax charge of $150 million recorded in the line item “Other, net” in the Company’s consolidated statement of operations.

In March 2016, the Venezuelan government devalued its currency and reduced its existing three-tiered system to a two-tiered system by eliminating the SICAD rate. The CENCOEX rate, which was the official rate available for purchases and sales of essential items, was changed to 10 bolivars per U.S. dollar from 6.3 and is now known as DIPRO. The Venezuelan government also announced that the SIMADI rate would be replaced by the DICOM rate, which is allowed to float freely and fluctuates based on supply and demand. As a result, management determined that the DICOM rate was the most appropriate legally available rate and remeasured the net monetary assets of the Company’s Venezuelan subsidiary at the end of each quarter of 2016, except for those cases in which the Group had a legally enforceable right of obtaining U.S. dollars at a different predetermined exchange rate. The DICOM exchange rate used by CNH Industrial at December 31, 2016 was 673.76 bolivars per U.S. dollar resulting in a re-measurement charge of $12 million in 2016. Furthermore, at December 31, 2016, following an assessment of the recoverability of a monetary asset for which CNH Industrial had a legally enforceable right of obtaining U.S. dollars at a different predetermined exchange rate, the Group re-measured that asset at the DICOM rate resulting in a remeasurement charge of $15 million. Additionally, CNH Industrial assessed for impairment a non-monetary asset resulting in the recognition of an impairment charge of $19 million attributable to the currency devaluation, while the market value in local currency did not decrease. As a result, in December 2016, CNH Industrial recorded a re-measurement and impairment charge for a total of $34 million in the line item “Other, Net”.

CNH Industrial’s results of operations in Venezuela for the year ended December 31, 2016 were negligible as a percentage of both CNH Industrial’s net revenues and trading profit.

As of December 31, 2016, the Company continues to control, and therefore consolidate, its Venezuelan operations. Despite the significant macroeconomic challenges in the country, CNH Industrial intends to continue its presence in the Venezuelan market for the foreseeable future. CNH Industrial continues to monitor the Venezuelan economic situation and is actively engaged in discussions with the Venezuelan government agencies concerning its ongoing business activities. If, in the future, it concludes that it no longer maintains control over its operations in Venezuela, CNH Industrial may need to de-consolidate its operations in Venezuela, which would result in a pre- and after-tax charge of approximately $84 million.

The functional currency of CNH Industrial’s Argentinian subsidiaries is the U.S. dollar. At the end of each period, CNH Industrial re-measures the net monetary assets of its Argentinian subsidiaries from the Argentine Peso into the U.S. dollar. In 2016, CNH Industrial recorded a charge of $22 million following the re-measurement of such net monetary assets. At December 31, 2015, CNH Industrial held $50 million in principal amount of bonds offered to importers by the Argentinian government in order to help importers settle their backlog of payments. These bonds were regularly repaid by the government during 2016.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash equivalents are highly liquid investments with an original maturity of three months or less. The carrying value of cash equivalents approximates fair value because of the short maturity of these investments.

Restricted Cash

Restricted Cash

Restricted cash includes principal and interest payments from retail notes, wholesale receivables and commercial revolving accounts receivable owned by the consolidated VIEs that are payable to the VIEs’ investors, and cash pledged as a credit enhancement to the same investors. These amounts are held by depository banks in order to comply with contractual agreements.

Cash Flow Information

Cash Flow Information

All cash flows from the changes in trade accounts and notes receivable are classified as operating activities in the consolidated statements of cash flows as these receivables arise from sales to CNH Industrial’s customers. Cash flows from financing receivables that are related to sales to CNH Industrial’s dealers are also included in operating activities. CNH Industrial’s financing of receivables related to equipment sold by dealers is included in investing activities.

CNH Industrial paid interest of $930 million, $945 million, and $944 million for the years ended December 31, 2016, 2015, and 2014, respectively. For 2016, the amount includes the charge of $60 million paid on repurchase of portions of Case New Holland Industrial Inc. 7.875% Notes due 2017.

CNH Industrial paid taxes of $104 million, $345 million, and $744 million in 2016, 2015, and 2014, respectively.

Receivables

Receivables

Receivables are recorded at amortized cost, net of allowances for credit losses and deferred fees and costs.

Periodically, the Company sells or transfers retail notes, wholesale receivables and commercial revolving accounts receivable to funding facilities or in securitization transactions. In accordance with the accounting guidance regarding transfers of financial assets and the consolidation of VIEs, the retail notes, wholesale receivables and commercial revolving accounts receivable sold in securitizations do not qualify as sales and are recorded as secured borrowings with no gains or losses recognized at the time of securitization. Receivables associated with these securitization transactions and receivables that the Company has the ability and intent to hold for the foreseeable future are classified as held for investment. The substantial majority of the Company’s receivables, which include unrestricted receivables and restricted receivables for securitization investors, are classified as held for investment.

Allowance for Credit Losses

Allowance for Credit Losses

The allowance for credit losses is the Company’s estimate of probable losses on receivables owned by the Company and consists of two components, depending on whether the receivable has been individually identified as being impaired. The first component of the allowance for credit losses covers the receivables specifically reviewed by management for which the Company has determined it is probable that it will not collect all of the contractual principal and interest. Receivables are individually reviewed for impairment based on, among other items, amounts outstanding, days past due and prior collection history. These receivables are subject to impairment measurement at the loan level based either on the present value of expected future cash flows discounted at the receivables’ effective interest rate or the fair value of the collateral for collateral-dependent receivables.

The second component of the allowance for credit losses covers all receivables that have not been individually reviewed for impairment. The allowance for these receivables is based on aggregated portfolio evaluations, generally by financial product. The allowance for retail credit losses is based on loss forecast models that consider a variety of factors that include, but are not limited to, historical loss experience, collateral value, portfolio balance and delinquency. The allowance for wholesale credit losses is based on loss forecast models that consider the same factors as the retail models plus dealer risk ratings. The loss forecast models are updated on a quarterly basis. In addition, qualitative factors that are not fully captured in the loss forecast models, including industry trends, and macroeconomic factors, are considered in the evaluation of the adequacy of the allowance for credit losses. These qualitative factors are subjective and require a degree of management judgment.

Charge-offs of principal amounts of receivables outstanding are deducted from the allowance at the point when it is determined to be probable that all amounts due will not be collected.

Inventories

Inventories

Inventories are stated at the lower of cost or market. Cost is determined by the first-in, first-out method. The cost of finished goods and work-in-progress includes the cost of raw materials, other direct costs and production overheads.

Property, Plant and Equipment

Property, Plant and Equipment

Property, plant and equipment are stated at cost, less accumulated depreciation. Expenditures for maintenance and repairs are expensed as incurred.

Property, plant and equipment also include vehicles sold with a buy-back commitment, which are recognized under the method described in the paragraph Revenue Recognition.

Assets held under capital leases, which the Company assumes substantially all the risks and rewards of ownership, are recognized as assets of the Company at the lower of fair value or present value of the minimum lease payments. The corresponding liability to the lessor is included in the financial statements as debt.

Depreciation is recorded on a straight-line basis over the estimated useful lives of the respective assets as follows:

Category	Lives
Buildings and improvements	10 — 40 years
Plant, machinery and equipment	5 — 25 years
Other equipment	3 — 10 years

Equipment on Operating Leases

Equipment on Operating Leases

Financial Services purchases leases and equipment from CNH Industrial dealers and other independent third parties that have leased equipment to retail customers under operating leases. Financial Services’ investment in operating leases is based on the purchase price paid for the equipment. Income from these operating leases is recognized over the term of the lease. The equipment is depreciated on a straight-line basis over the term of the lease to the estimated residual value at lease termination, which is estimated at the inception of the lease. Realization of the residual values is dependent on Financial Services’ future ability to re-market the equipment under then prevailing market conditions. Model changes and updates, as well as market strength and product acceptance, are monitored and adjustments are made to residual values in accordance with the significance of any such changes. Management believes that the estimated residual values are realizable. Expenditures for maintenance and repairs of the applicable equipment are the responsibility of the lessee.

Equipment returned to the Company upon termination of leases and held for subsequent sale or lease is recorded in inventory at the lower of net book value or estimated fair value of the equipment, less cost to sell, and is not depreciated.

Goodwill and Other Intangibles

Goodwill and Other Intangibles

Goodwill represents the excess of the aggregate purchase price over the fair value of the net assets acquired. Goodwill and indefinite-lived intangible assets are reviewed for impairment at least annually. During 2016 and 2015, the Company performed its annual impairment review as of December 31 and concluded that there was no impairment in either year.

Other intangibles consist primarily of acquired dealer networks, trademarks, product drawings, patents, and software. Other intangibles with indefinite lives principally consist of acquired trademarks which have no legal, regulatory, contractual, competitive, economic, or other factor that limits their useful life. Intangible assets with an indefinite useful life are not amortized. Other intangible assets with definite lives are being amortized on a straight-line basis over 5 to 25 years.

Reference is made to “Note 8: Goodwill and Other Intangibles” for further information regarding goodwill and other intangible assets.

Impairment of Long-Lived Assets, Goodwill and Other Intangible Assets

Impairment of Long-Lived Assets, Goodwill and Other Intangible Assets

CNH Industrial evaluates the recoverability of the carrying amount of long-lived assets whenever events or changes in circumstances indicate that the carrying amount of an asset may not be fully recoverable. If circumstances require a long-lived asset to be tested for possible impairment, CNH Industrial compares the carrying amount of an asset to future undiscounted net cash flows expected to be generated by the asset. If the carrying amount of the long-lived asset is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent that the carrying amount exceeds its fair value.

Income Taxes

Income Taxes

The provision for income taxes is determined using the asset and liability method. CNH Industrial recognizes a current tax liability or asset for the estimated taxes payable or refundable on tax returns for the current year and tax contingencies estimated to be settled with taxing authorities within one year. A deferred tax liability or asset is recognized for the estimated future tax effects attributable to temporary differences and tax loss carry forwards. The measurement of current and deferred tax liabilities and assets is based on provisions of enacted tax law. Valuation allowances are recorded to reduce deferred tax assets when it is more likely than not that a tax benefit will not be realized based on available evidence.

Retirement and Postemployment Benefits

Retirement and Postemployment Benefits

CNH Industrial sponsors numerous defined benefit and defined contribution pension plans, the assets of which are held in separate trustee-administered funds. The pension plans are funded by payments from CNH Industrial. The cost of providing defined benefit pension and other postretirement benefits is calculated based upon actuarial valuations. The liability for termination indemnities is accrued in accordance with labor legislation in each country where such benefits are required. CNH Industrial contributions to defined contribution plans are charged to the income statement during the period of the employee’s service.

Derivatives

Derivatives

CNH Industrial’s policy is to enter into derivative transactions to manage exposures that arise in the normal course of business and not for trading or speculative purposes. CNH Industrial records derivative financial instruments in the consolidated balance sheets as either an asset or a liability measured at fair value. The fair value of CNH Industrial’s foreign exchange derivatives is based on quoted market exchange rates, adjusted for the respective interest rate differentials (premiums or discounts). The fair value of CNH Industrial’s interest rate derivatives is based on discounting expected cash flows, using market interest rates, over the remaining term of the instrument. Changes in the fair value of derivative financial instruments are recognized in current income unless specific hedge accounting criteria are met. For derivative financial instruments designated to hedge exposure to changes in the fair value of a recognized asset or liability, the gain or loss is recognized in income in the period of change together with the offsetting loss or gain on the related hedged item. For derivative financial instruments designated to hedge exposure to variable cash flows of a forecasted transaction, the effective portion of the derivative financial instrument’s gain or loss is initially reported in other comprehensive income (loss) and is subsequently reclassified into income when the forecasted transaction affects income. The ineffective portion of the gain or loss is recorded in income immediately. For derivative financial instruments that are not designated as hedges but held as economic hedges, the gain or loss is recognized immediately in income.

For derivative financial instruments designated as hedges, CNH Industrial formally documents the hedging relationship to the hedged item and its risk management strategy for all derivatives designated as hedges. This includes linking all derivatives that are designated as fair value hedges to specific assets and liabilities contained in the consolidated balance sheets and linking cash flow hedges to specific forecasted transactions or variability of cash flow. CNH Industrial assesses the effectiveness of its hedging instruments both at inception and on an ongoing basis. If a derivative is determined not to be highly effective as a hedge, or the underlying hedged transaction is no longer probable of occurring, or the derivative is terminated, the hedge accounting described above is discontinued and the derivative is marked to fair value and recorded in income through the remainder of its term.

Reference is made to “Note 14: Financial Instruments,” for further information regarding CNH Industrial’s use of derivative financial instruments.

Share-Based Compensation Plans

Share-Based Compensation Plans

CNH Industrial recognizes all share-based compensation as an expense based on the fair value of each award on the grant date. CNH Industrial recognizes share-based compensation costs on a straight-line basis over the requisite service period for each separately vesting portion of an award.

Earnings per Share

Earnings per Share

Basic earnings per share is based on the weighted average number of shares outstanding during each period. Diluted earnings per share is based on the weighted average number of shares and dilutive share equivalents outstanding during each period. Unvested performance-based awards are considered outstanding and included in the computation of diluted earnings per share based on the number of shares that would vest if the end of the reporting period were the end of the contingency period.

New Accounting Pronouncements

New Accounting Pronouncements

Adopted

Debt Issuance Costs

In April 2015, the FASB issued ASU 2015-03, Simplifying the Presentation of Debt Issuance Costs (“ASU 2015-03”). This standard amends existing guidance to require the presentation of debt issuance costs in the balance sheet as a deduction from the carrying amount of the related debt liability instead of a deferred charge. In August 2015, the FASB issued ASU 2015-15, Presentation and Subsequent Measurement of Debt Issuance Costs Associated with Line-of-Credit Arrangements (“ASU 2015-15”), which amends ASC 835-30, Interest—Imputation of Interest and clarifies ASU 2015-03. These costs may be presented as an asset and amortized ratably over the term of the line of credit arrangement, regardless of whether there are outstanding borrowings on the arrangement. The Company adopted the guidance retrospectively as of January 1, 2016, which did not have a material impact on its consolidated financial statements.

Going Concern

In August 2014, the FASB issued ASU 2014-15, Uncertainties About an Entity’s Ability to Continue as a Going Concern (“ASU 2014-15”). ASU 2014-15 provides guidance on determining when and how to disclose going-concern uncertainties in the financial statements. The new standard requires management to perform interim and annual assessments of an entity’s ability to continue as a going concern within one year of the date of issuance of the entity’s financial statements. An entity must also provide certain disclosures if there is “substantial doubt” about the entity’s ability to continue as a going concern. ASU 2014-15 is effective for annual periods ending after December 15, 2016, and interim periods thereafter. The Company adopted the guidance as of December 31, 2016, which did not have a material impact on its consolidated financial statements.

Not Yet Adopted

Revenue Recognition

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers (ASC 606) (“ASU 2014-09”), which supersedes existing revenue recognition guidance under current U.S. GAAP. The new standard requires an entity to recognize revenue upon transfer of control of goods or services to a customer at an amount that reflects the consideration that the entity expects to receive. This new revenue recognition model defines a five-step process to achieve this objective. The new standard also requires additional disclosures to enable users to understand the nature, amount, timing and uncertainty of revenue and cash flow arising from contracts with customers. In August 2015, the FASB amended the effective date to be the first quarter of fiscal year 2018 with early adoption permitted in 2017. The FASB subsequently issued several amendments in 2016 clarifying various aspects of ASU 2014-09, including revenue transactions that involve a third party, goods or services that are immaterial in the context of the contract, licensing arrangements, certain transition practical expedients, disclosure of performance obligation and provisions for losses on construction-type and production-type contracts. Entities have the option to apply the new guidance under a retrospective approach to each prior reporting period presented, or a modified retrospective approach with the cumulative effect of initially applying the new guidance recognized at the date of initial application within the consolidated statement of changes in equity.

The Company plans to adopt the new standard effective January 1, 2018. The Company is currently evaluating which transition method to elect. The Company is still evaluating the overall effect the adoption of this standard will have, but in its implementation efforts to date has not identified any matters that it currently believes would result in a material effect on its consolidated net income/(loss), net equity or cash flows.

Inventory

In July 2015, the FASB issued ASU 2015-11, Simplifying the Measurement of Inventory (“ASU 2015-11”). This standard amends the subsequent measurement of inventory for all methods other than last-in, first-out (LIFO) or the retail inventory method to measure at the lower of cost and net realizable value (estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation) instead of the lower of cost and market. It is effective for annual reporting periods beginning after December 15, 2016, but early adoption is permitted on a prospective basis as of the beginning of an interim or annual reporting period. The Company does not believe the adoption of this standard will have a material impact on its consolidated financial statements.

Financial Instruments

In January 2016, the FASB issued ASU 2016-01, Recognition and Measurement of Financial Assets and Financial Liabilities (“ASU 2016-01”), which amends ASC 825-10, Financial Instruments - Overall. This ASU changes the treatment for available-for-sale equity investments by recognizing unrealized fair value changes directly in net income, and no longer in other comprehensive income. The ASU is effective January 1, 2018, with the cumulative-effect adjustment from initially applying the new standard recognized in the consolidated statement of financial position as of January 1, 2018. The impact of the adjustments on the Company’s net income, financial position, and cash flows is expected to be immaterial.

In June 2016, the FASB issued ASU 2016-13, Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”), which establishes ASC 326, Financial Instruments - Credit Losses. The ASU introduced a new model for recognizing credit losses on financial instruments based on an estimate of current expected credit losses. Additional disclosures about significant estimates and credit quality are also required. The ASU is effective for annual period beginning after December 15, 2019 with early adoption permitted for annual periods beginning after December 15, 2018. The Company is currently evaluating the impact the adoption of this standard will have on its consolidated financial statements.

Leases

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842) (“ASU 2016-02”), which supersedes ASC 840, Leases. The ASU’s most prominent change is the requirement for lessees to recognize leased assets and liabilities classified as operating leases under previous GAAP. The ASU does not significantly change the lessee’s recognition, measurement and presentation of expenses and cash flows from the previous accounting standard. Lessors’ accounting under the ASC is largely unchanged from the previous accounting standard. ASU 2016-02 also will require disclosures designed to give financial statement users information on the amount, timing, and uncertainty of cash flows arising from leases. It is effective for annual reporting periods beginning after December 15, 2018 including interim periods within those fiscal years, but early adoption is permitted. The ASU requires a modified retrospective transition approach and provides certain optional transition relief. The Company is currently evaluating the impact the adoption of this standard will have on its consolidated financial statements.

Investments

In March 2016, the FASB issued ASU 2016-07, Investments—Equity Method and Joint Ventures (“ASU 2016-07”). As part of the FASB’s simplification initiative, this update eliminates the requirement that when an investment qualifies for use of the equity method as a result of an increase in the level of ownership interest or degree of influence, an investor must adjust its financial statements retrospectively as if the equity method had been in effect during all previous periods. It requires that an entity, which has an available for sale equity security that becomes qualified for the equity method of accounting, recognize through earnings the unrealized holding gain or loss in accumulated other comprehensive income at the date it becomes qualified to use the equity method. ASU 2016-07 is effective for annual reporting periods beginning after December 15, 2016 with prospective application, and may be early-adopted. The Company does not believe the adoption of this standard will have a material impact on its consolidated financial statements.

Share-based Compensation

In March 2016, the FASB issued ASU 2016-09, Compensation—Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting (“ASU 2016-09”). The standard is intended to simplify several areas of accounting for share-based compensation arrangements, including the income tax impact, classification on the statement of cash flows, and forfeitures. ASU 2016-09 is effective for fiscal years, and interim periods within those years, beginning after December 15, 2016, and early adoption is permitted. Amendment application requirements include modified retrospective transition, retrospective, prospective, or retrospective transition methods, and vary depending on the accounting area affected. The Company is currently evaluating the impact the adoption of this standard will have on its consolidated financial statements.

Statement of Cash Flows

In November 2016, the FASB issued ASU No. 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash (“ASU 2016-18”) that changes the presentation of restricted cash and cash equivalents on the statement of cash flows. Restricted cash and restricted cash equivalents will be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period amounts shown on the statement of cash flows. ASU 2016-18 is effective for annual reporting periods beginning after December 15, 2017, and early adoption is permitted. The Company is currently evaluating the impact the adoption of this standard will have on its consolidated financial statements.

Goodwill Impairment

In January 2017, the FASB issued ASU No. 2017-04, Intangibles – Goodwill and Other (Topic 350): Simplifying the Test of Goodwill Impairment (“ASU 2017-04”). ASU 2017-04 simplifies the subsequent measurement of goodwill by removing the second step of the two-step impairment test. The amendment requires an entity to perform its annual or interim goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount. An impairment charge should be recognized for the amount by which the carrying amount exceeds the reporting unit's fair value; however, the loss recognized should not exceed the total amount of goodwill allocated to that reporting unit. An entity still has the option to perform the qualitative assessment for a reporting unit to determine if the quantitative impairment test is necessary. The amendment should be applied on a prospective basis. ASU 2017-04 is effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The Company intends to early adopt the ASU in 2017.